Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For the years ended December 31, 2018, 2019 and 2020, the related party transactions are as follows:

	For the Years Ended December 31,
	2018	2019	2020
Transaction amount with related parties
Key management’s advance	68	—	—
D ispos al of motor ve hicles	—	—	637
	68	—	637